Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMCAP Fund
Entity Central Index Key	0000004405
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
AMCAP Fund® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class A
Trading Symbol	AMCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares
gained
12.97% for the year ended
February
28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
AMCAP Fund — Class A (with sales charge) *	6.48%	11.42%	9.94%
AMCAP Fund — Class A (without sales charge) *	12.97%	12.75%	10.60%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class C [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class C
Trading Symbol	AMPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 148	1.40%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 12.14% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
AMCAP Fund — Class C (with sales charge) *	11.14%	11.91%	9.91%
AMCAP Fund — Class C (without sales charge) *	12.14%	11.91%	9.91%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class T [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class T
Trading Symbol	TAMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 13.25% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts
.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class T (with sales charge) 2	10.42%	12.45%	11.89%
AMCAP Fund — Class T (without sales charge) 2	13.25%	13.03%	12.25%
S&P 500 Index 3	18.41%	16.85%	14.40%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class F-1
Trading Symbol	AMPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 12.93% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real
estate
sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
AMCAP Fund — Class F-1 *	12.93%	12.70%	10.54%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class F-2
Trading Symbol	AMCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 13.23% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors
declined
. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class F-2 *	13.23%	13.00%	10.83%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
AMCAP Fund® - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class F-3
Trading Symbol	FMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 13.35% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class F-3 2	13.35%	13.12%	12.25%
S&P 500 Index 3	18.41%	16.85%	14.47%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-A
Trading Symbol	CAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 12.94% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-A (with sales charge) *	8.98%	11.90%	10.14%
AMCAP Fund — Class 529-A (without sales charge) *	12.94%	12.71%	10.54%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-C
Trading Symbol	CAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 153	1.44%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 12.07% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts
.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-C (with sales charge) *	11.07%	11.85%	10.12%
AMCAP Fund — Class 529-C (without sales charge) *	12.07%	11.85%	10.12%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-E
Trading Symbol	CAFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 12.69% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-E *	12.69%	12.45%	10.28%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-T
Trading Symbol	TACMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 13.19% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class 529-T (with sales charge) 2	10.37%	12.39%	11.83%
AMCAP Fund — Class 529-T (without sales charge) 2	13.19%	12.97%	12.19%
S&P 500 Index 3	18.41%	16.85%	14.40%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-F-1
Trading Symbol	CAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 13.15% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-F-1 *	13.15%	12.91%	10.76%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-F-2
Trading Symbol	FMMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 13.25% for the year ended February 28, 2025. That result compares with a
18.41
% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors de
cline
d. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cu
ts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
AMCAP Fund — Class 529-F-2 2	13.25%	11.98%
S&P 500 Index 3	18.41%	16.60%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is
unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-F-3
Trading Symbol	FMCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 13.30% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
AMCAP Fund — Class 529-F-3 2	13.30%	12.03%
S&P 500 Index 3	18.41%	16.60%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results
assume all
distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-1
Trading Symbol	RAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 151	1.42%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 12.10% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-1 *	12.10%	11.89%	9.74%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results
assume all
distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-2
Trading Symbol	RAFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 151	1.42%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's
discussion of
fund performance
The fund’s Class R-2 shares gained 12.11% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely
, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-2 *	12.11%	11.88%	9.75%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any
market index
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-2E
Trading Symbol	RAEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 12.43% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What
factors influenced
results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-2E *	12.43%	12.21%	10.08%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source
(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-3
Trading Symbol	RAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 12.62% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced
results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-3 *	12.62%	12.39%	10.23%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume
all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund — Class R-4
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-4
Trading Symbol	RAFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 12.95% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total ret
ur
ns
	1 year	5 years	10 years
AMCAP Fund — Class R-4 *	12.95%	12.73%	10.57%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-5E
Trading Symbol	RAEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in vest ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 13.17% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the
mat
erials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total re
turn
s
	1 year	5 years	Since inception 1
AMCAP Fund — Class R-5E 2	13.17%	12.95%	11.76%
S&P 500 Index 3	18.41%	16.85%	13.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio hol din gs by sector (percent of net assets)
AMCAP Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-5
Trading Symbol	RAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 13.29% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, incl udin
g the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-5 *	13.29%	13.07%	10.90%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinv
est
ed and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund - Class R6
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-6
Trading Symbol	RAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 13.36% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the p erio
d but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
to
tal returns
	1 year	5 years	10 years
AMCAP Fund — Class R-6 *	13.36%	13.12%	10.95%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,624,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 258,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund sta t istics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio hol d ings by sector (percent of net assets)